Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Intangible Assets

	Goodwill	Technology License Fees	Software and System Design Costs	Patent and Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Cost
Balance at January 1, 2015	$5,888.8	$6,350.3	$18,697.1	$4,292.5	$35,228.7
Additions	—	2,112.5	867.8	587.8	3,568.1
Retirements	—	—	(101.4)	—	(101.4)
Effect of acquisition of subsidiary	52.7	—	12.1	—	64.8
Effect of exchange rate changes	163.3	(8.5)	(1.2)	(1.3)	152.3

Balance at December 31, 2015	$6,104.8	$8,454.3	$19,474.4	$4,879.0	$38,912.5

Accumulated amortization and impairment
Balance at January 1, 2015	$—	$3,778.9	$14,861.1	$3,057.2	$21,697.2
Additions	—	950.9	1,672.6	578.7	3,202.2
Retirements	—	—	(101.4)	—	(101.4)
Impairment	—	58.1	0.4	—	58.5
Effect of exchange rate changes	—	(8.5)	(1.1)	(0.3)	(9.9)

Balance at December 31, 2015	$—	$4,779.4	$16,431.6	$3,635.6	$24,846.6

Carrying amounts at December 31, 2015	$6,104.8	$3,674.9	$3,042.8	$1,243.4	$14,065.9

Cost
Balance at January 1, 2016	$6,104.8	$8,454.3	$19,474.4	$4,879.0	$38,912.5
Additions	—	1,091.3	2,788.5	519.3	4,399.1
Retirements	—	—	(5.2)	—	(5.2)
Effect of exchange rate changes	(96.8)	0.4	(14.1)	(11.9)	(122.4)

Balance at December 31, 2016	$6,008.0	$9,546.0	$22,243.6	$5,386.4	$43,184.0

Accumulated amortization and impairment
Balance at January 1, 2016	$—	$4,779.4	$16,431.6	$3,635.6	$24,846.6
Additions	—	1,367.4	1,730.8	645.2	3,743.4
Retirements	—	—	(5.2)	—	(5.2)
Effect of exchange rate changes	—	0.4	(12.7)	(3.3)	(15.6)

Balance at December 31, 2016	$—	$6,147.2	$18,144.5	$4,277.5	$28,569.2

Carrying amounts at December 31, 2016	$6,008.0	$3,398.8	$4,099.1	$1,108.9	$14,614.8

	Goodwill	Technology License Fees	Software and System Design Costs	Patent and Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Cost
Balance at January 1, 2017	$6,008.0	$9,546.0	$22,243.6	$5,386.4	$43,184.0
Additions	—	897.9	3,021.1	349.2	4,268.2
Retirements	—	—	(75.2)	—	(75.2)
Reclassification	—	—	7.7	(18.0)	(10.3)
Effect of disposal of subsidiary	(13.5)	—	(7.7)	—	(21.2)
Effect of exchange rate changes	(345.8)	(0.6)	(3.2)	(1.6)	(351.2)

Balance at December 31, 2017	$5,648.7	$10,443.3	$25,186.3	$5,716.0	$46,994.3

Accumulated amortization and impairment
Balance at January 1, 2017	$—	$6,147.2	$18,144.5	$4,277.5	$28,569.2
Additions	—	1,548.3	2,310.7	487.7	4,346.7
Retirements	—	—	(75.2)	—	(75.2)
Reclassification	—	—	7.4	(17.1)	(9.7)
Impairment	13.5	—	—	—	13.5
Effect of disposal of subsidiary	(13.5)	—	(7.6)	—	(21.1)
Effect of exchange rate changes	—	(0.6)	(3.1)	(0.6)	(4.3)

Balance at December 31, 2017	$—	$7,694.9	$20,376.7	$4,747.5	$32,819.1

Carrying amounts at December 31, 2017	$5,648.7	$2,748.4	$4,809.6	$968.5	$14,175.2